Average Annual Total Returns			12 Months Ended	25 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree U.S. Total Dividend Fund | Wisdom Tree U S Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.17%		10.67%		10.56%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.98%		8.60%		8.40%
WisdomTree U.S. Total Dividend Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			18.75%		10.30%		10.22%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.15%		9.63%		9.53%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.50%		8.04%		8.22%
WisdomTree U.S. High Dividend Fund | Wisdom Tree U S High Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.54%		8.55%		8.61%
WisdomTree U.S. High Dividend Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%		8.49%
WisdomTree U.S. High Dividend Fund | MSCI USA Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.08%		14.60%		13.07%
WisdomTree U.S. High Dividend Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.51%		14.28%		12.87%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			17.98%		8.08%		8.17%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.91%		7.08%		7.21%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.32%		6.19%		6.40%
WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.37%		8.68%		8.49%
WisdomTree U.S. AI Enhanced Value Fund | MSCI USA Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%		14.60%		13.07%
WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.51%		14.28%		12.87%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.55%		5.70%		6.60%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.97%		5.02%		5.82%
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.42%		4.34%		5.13%
WisdomTree U.S. LargeCap Dividend Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%		8.49%
WisdomTree U.S. LargeCap Dividend Fund | Wisdom Tree U S Large Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.94%		11.01%		10.85%
WisdomTree U.S. LargeCap Dividend Fund | S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%		13.10%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.55%		10.67%		10.52%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.96%		10.02%		9.84%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.96%		8.35%		8.48%
WisdomTree U.S. MidCap Dividend Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. MidCap Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. MidCap Dividend Fund | Wisdom Tree U S Mid Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.55%		9.23%		9.39%
WisdomTree U.S. MidCap Dividend Fund | Russell Midcap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		8.59%		8.10%
WisdomTree U.S. MidCap Dividend Fund | S&P MidCap 400 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.93%		10.34%		9.68%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.12%		8.82%		8.98%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.48%		8.13%		8.27%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.77%		6.82%		7.13%
WisdomTree U.S. SmallCap Dividend Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. SmallCap Dividend Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. SmallCap Dividend Fund | Wisdom Tree U S Small Cap Dividend Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.20%		7.07%		7.25%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.05%		7.29%		7.14%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%		7.82%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		6.63%		6.89%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.04%		5.91%		6.09%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.29%		5.08%		5.33%
WisdomTree U.S. Value Fund | Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.37%		8.68%		8.49%
WisdomTree U.S. Value Fund | MSCI USA Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.08%		14.60%		13.07%
WisdomTree U.S. Value Fund | Russell 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		24.51%		14.28%		12.87%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.90%		13.99%		11.78%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.42%		13.50%		11.33%
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.45%		11.12%		9.67%
WisdomTree U.S. Quality Growth Fund | S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	22.60%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | Wisdom Tree U S Quality Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			35.18%	39.40%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | Russell 1000 Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	33.00%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			34.81%	39.11%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.77%	39.07%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.64%	30.91%
Performance Inception Date		Dec. 15, 2022
WisdomTree U.S. Quality Dividend Growth Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. Quality Dividend Growth Fund | S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%		13.10%
WisdomTree U.S. Quality Dividend Growth Fund | Wisdom Tree U S Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.38%		13.32%		12.72%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			16.97%		12.98%		12.38%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.54%		12.46%		11.83%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.35%		10.29%		10.16%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%		7.82%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Wisdom Tree U S Small Cap Quality Dividend Growth Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.72%		9.39%		8.69%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.30%		8.98%		8.35%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.72%		8.33%		7.71%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.48%		6.98%		6.63%
WisdomTree U.S. LargeCap Fund | S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%		13.10%
WisdomTree U.S. LargeCap Fund | Wisdom Tree U S Large Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.15%		12.90%		12.10%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			23.98%		12.81%		11.91%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.52%		12.32%		11.41%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.49%		10.14%		9.76%
WisdomTree U.S. MidCap Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. MidCap Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. MidCap Fund | Russell Midcap Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		8.59%		8.10%
WisdomTree U.S. MidCap Fund | S&P MidCap 400 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.93%		10.34%		9.68%
WisdomTree U.S. MidCap Fund | Wisdom Tree U S Mid Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.73%		10.22%		9.24%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.33%		9.83%		8.86%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.00%		9.44%		8.48%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.33%		7.72%		7.15%
WisdomTree U.S. SmallCap Fund | MSCI USA Investible Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.82%		14.08%		12.66%
WisdomTree U.S. SmallCap Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%		12.55%
WisdomTree U.S. SmallCap Fund | Russell 2000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.05%		7.29%		7.14%
WisdomTree U.S. SmallCap Fund | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.54%		7.40%		7.82%
WisdomTree U.S. SmallCap Fund | Wisdom Tree U S Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.21%		8.91%		8.73%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Average Annual Return, Percent			9.89%		8.54%		8.44%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.51%		8.16%		8.06%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.09%		6.67%		6.79%
WisdomTree U.S. Multifactor Fund | Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		13.86%	13.83%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500® Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%	14.49%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | Wisdom Tree U S Multifactor Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			20.03%		11.06%	11.52%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500® Equal Weight Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.01%		10.76%	11.04%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.65%		10.91%	11.38%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.29%		10.51%	10.99%
Performance Inception Date		Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.87%		8.60%	9.19%
Performance Inception Date		Jun. 29, 2017

[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.
[2]	The Fund's objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.